INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE

The following table provides a breakdown of the Company’s investments in financial assets, measured at fair value, as of December 31, 2025 and 2024 (in thousands):

Description	Cost or Amortized Cost December 31, 2024	Cost or Amortized Cost December 31, 2025	Estimated Fair Value December 31, 2024	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value December 31, 2025
Fixed Income	$9,289	$16,840	$9,370	$6,706	$764	$(212)	$16,628
Investment Certificate	79	103	79	24	-	-	103
Total	$9,368	$16,943	$9,449	$6,730	$764	$(212)	$16,731